REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Total Revenues from External Customers by Geographical Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,648,016	$ 1,573,912	$ 1,444,519
Americas, principally the US
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,353,278	1,234,549	1,123,866
EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	180,177	212,252	202,521
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,368	3,950	4,402
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 110,193	$ 123,161	$ 113,730